Acquisitions and disposals - Disclosure of Impact of Acquisitions (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Net assets acquired	€ 368
Non-controlling interest	(20)
Goodwill	327
Total consideration	675	€ 811
Total acquisitions
Disclosure of detailed information about business combination [line items]
Net assets acquired	368	487	€ 1,372
Non-controlling interest	(20)	(99)	(14)
Goodwill	327	580	759
Total consideration	€ 675	€ 968	€ 2,117